Concentration of Credit Risk (Tables)	6 Months Ended
Jun. 30, 2026
Concentration of Credit Risk [Abstract]
Schedule of Clients Accounting for Total Operating Revenue and Accounts Receivable

Details of the clients accounting for 10% or more of total operating revenue are as follows:

	For the six months ended June 30,
	2026		2025
	US$	%	US$	%
	(unaudited)		(unaudited)
Customer A	255,614	70.5	—	—
Customer B	64,773	17.9	—	—
Customer C	—	—	329,358	24.8
Total	$320,387	88.4	$329,358	24.8

Details of the clients which accounted for 10% or more of accounts receivable are as follows:

	As of June 30, 2026		As of December 31, 2025
	US$	%	US$	%
	(unaudited)		(unaudited)
Accounts receivable from third party:
Customer A	$64,626	64.7	$32,411	28.8
Customer B	20,351	20.4
Accounts receivable from a related party	—	—	79,946	71.2
Total accounts receivable	$84,977	85.1	$112,357	100.0